Loans and financing - Rollforward of loans and financing (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	R$ 7,360,514	R$ 3,518,156
Borrowings, proceeds	3,023,273	1,936,223
Unrealized borrowing cost on conversion right recognized as expense	(829,213)	755,354
Borrowings, debt acknowledgement		527,375
Borrowings, addition due to acquisitions		16,540
Borrowings, payments of principal	(400,703)	(192,408)
Borrowings, payments of interest	(426,245)	(193,741)
Interest costs incurred	621,985	282,609
Borrowings, foreign exchange gain (loss)	626,503	690,812
Amortised cost	42,617	19,594
Total loans and financing	10,018,731	7,360,514	R$ 3,518,156
Loans and financing	1,023,390	858,332	481,227
Non-current portion of non-current borrowings	8,995,341	6,502,182	3,036,929
Conversion right outstanding	636,786	1,465,999
Jun/21
Disclosure of detailed information about borrowings [line items]
Borrowings, proceeds	R$ (2,976,795)
Convertible debt | LIBOR 6 months
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	130.00%
Convertible debt | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	27.50%
United States of America, Dollars | Mar/29
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	R$ 1,076,442
Total loans and financing	1,091,953	1,076,442
United States of America, Dollars | Mar/22
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	8,263
Total loans and financing	1,561	8,263
United States of America, Dollars | Working capital loans [Member] | Oct/24
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	R$ 2,236,844	1,727,882
Borrowings, proceeds		4,682
Borrowings, payments of principal		(907)
Borrowings, payments of interest		(137,795)
Interest costs incurred		132,033
Borrowings, foreign exchange gain (loss)		504,766
Amortised cost		6,183
Total loans and financing		R$ 2,236,844	1,727,882
United States of America, Dollars | Working capital loans [Member] | Bottom of range | Oct/24
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.00%
United States of America, Dollars | Working capital loans [Member] | Top of range | Oct/24
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.90%
United States of America, Dollars | Senior notes - 2024 | Oct/24
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.90%
Balance in the biginning of the period	R$ 2,076,310
Borrowings, payments of interest	(129,680)
Interest costs incurred	127,437
Borrowings, foreign exchange gain (loss)	156,163
Amortised cost	6,680
Total loans and financing	R$ 2,236,910	R$ 2,076,310
United States of America, Dollars | Senior notes - 2026 | Jun/26
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.30%
Balance in the biginning of the period	R$ 0
Borrowings, proceeds	2,976,795
Borrowings, payments of interest	(122,803)
Interest costs incurred	127,840
Borrowings, foreign exchange gain (loss)	294,660
Amortised cost	21,526
Total loans and financing	R$ 3,298,018	0
United States of America, Dollars | Other | Jun/23
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.00%
Balance in the biginning of the period	R$ 160,534
Borrowings, payments of principal	(170,547)
Borrowings, payments of interest	(1,110)
Interest costs incurred	1,095
Borrowings, foreign exchange gain (loss)	15,030
Total loans and financing	5,002	160,534
United States of America, Dollars | Debentures [Member] | Oct/25
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	2,419,704	0
Borrowings, proceeds		1,702,155
Unrealized borrowing cost on conversion right recognized as expense		755,354
Interest costs incurred		25,116
Borrowings, foreign exchange gain (loss)		(82,358)
Amortised cost		19,437
Total loans and financing		R$ 2,419,704	0
United States of America, Dollars | Debentures [Member] | Bottom of range | Oct/25
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.00%
United States of America, Dollars | Debentures [Member] | Top of range | Oct/25
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.50%
United States of America, Dollars | Aircraft And Engine Acquisition [Member] | Mar/29
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	1,084,705	R$ 896,232
Borrowings, payments of principal	37,029	(111,703)
Borrowings, payments of interest	85,543	(23,880)
Interest costs incurred	51,050	54,178
Borrowings, foreign exchange gain (loss)	82,722	268,404
Amortised cost	4,311	1,474
Total loans and financing		R$ 1,084,705	896,232
United States of America, Dollars | Aircraft And Engine Acquisition [Member] | Mar/22
Disclosure of detailed information about borrowings [line items]
Borrowings, payments of principal	7,525
Borrowings, payments of interest	178
Interest costs incurred	189
Borrowings, foreign exchange gain (loss)	477
Amortised cost	R$ 335
United States of America, Dollars | Aircraft And Engine Acquisition [Member] | LIBOR 6 months | Mar/29
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)		2.00%
United States of America, Dollars | Aircraft And Engine Acquisition [Member] | LIBOR 3 months | Mar/22
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	2.60%
United States of America, Dollars | Aircraft And Engine Acquisition [Member] | Bottom of range | Mar/29
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%	4.70%
United States of America, Dollars | Aircraft And Engine Acquisition [Member] | Bottom of range | LIBOR 3 months | Mar/29
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)		2.40%
United States of America, Dollars | Aircraft And Engine Acquisition [Member] | Top of range | Mar/29
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%	6.00%
United States of America, Dollars | Aircraft And Engine Acquisition [Member] | Top of range | LIBOR 3 months | Mar/29
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)		2.90%
United States of America, Dollars | Convertible debt | Oct/25
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	R$ 2,419,704
Unrealized borrowing cost on conversion right recognized as expense	(829,213)
Interest costs incurred	201,303
Borrowings, foreign exchange gain (loss)	77,451
Amortised cost	3,756
Total loans and financing	R$ 1,873,001	R$ 2,419,704
United States of America, Dollars | Convertible debt | Bottom of range | Oct/25
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%
United States of America, Dollars | Convertible debt | Top of range | Oct/25
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%
Brazil, Brazil Real | Sep/25
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	R$ 43,443
Borrowings, payments of principal	20,329
Borrowings, payments of interest	3,642
Interest costs incurred	3,730
Amortised cost	0
Total loans and financing	23,202	43,443
Brazil, Brazil Real | Jun/21
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	10,846
Borrowings, payments of principal	11,151
Borrowings, payments of interest	184
Interest costs incurred	159
Amortised cost	330
Total loans and financing	0	10,846
Brazil, Brazil Real | Fixed interest rate -TJLP | Jun/21
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	12,524
Borrowings, payments of principal	12,571
Borrowings, payments of interest	394
Interest costs incurred	441
Amortised cost	0
Total loans and financing	0	12,524
Brazil, Brazil Real | Working capital loans [Member] | Feb/24
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	709,668
Borrowings, proceeds	46,478
Borrowings, payments of principal	(103,065)
Borrowings, payments of interest	(56,750)
Interest costs incurred	47,180
Amortised cost	188
Total loans and financing	R$ 643,699	709,668
Brazil, Brazil Real | Working capital loans [Member] | Sep/25
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.00%
Brazil, Brazil Real | Working capital loans [Member] | Jun/21
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%
Brazil, Brazil Real | Working capital loans [Member] | Dec/23
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	R$ 776,481	37,355
Borrowings, proceeds		229,386
Borrowings, debt acknowledgement		527,375
Borrowings, addition due to acquisitions		4,975
Borrowings, payments of principal		(58,746)
Borrowings, payments of interest		(3,366)
Interest costs incurred		39,395
Amortised cost		107
Total loans and financing		R$ 776,481	37,355
Brazil, Brazil Real | Working capital loans [Member] | Fixed interest rate -TJLP | Jun/21
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	5.00%
Brazil, Brazil Real | Working capital loans [Member] | Fixed interest rate -TJLP | Dec/23
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)		5.00%
Brazil, Brazil Real | Working capital loans [Member] | Bottom of range | Dec/23
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.00%
Brazil, Brazil Real | Working capital loans [Member] | Bottom of range | Local interbank deposit certificate rate - CDI | Feb/24
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	2.00%
Brazil, Brazil Real | Working capital loans [Member] | Bottom of range | Local interbank deposit certificate rate - CDI | Dec/23
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)		2.00%
Brazil, Brazil Real | Working capital loans [Member] | Top of range | Dec/23
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		10.70%
Brazil, Brazil Real | Working capital loans [Member] | Top of range | Local interbank deposit certificate rate - CDI | Feb/24
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	6.00%
Brazil, Brazil Real | Working capital loans [Member] | Top of range | Local interbank deposit certificate rate - CDI | Dec/23
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)		6.00%
Brazil, Brazil Real | Debentures [Member] | Dec/23
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	R$ 690,904	R$ 692,407
Borrowings, payments of interest	(16,000)	(18,459)
Interest costs incurred	52,784	24,238
Amortised cost	5,329	(7,282)
Total loans and financing	R$ 733,017	R$ 690,904	692,407
Brazil, Brazil Real | Debentures [Member] | Local interbank deposit certificate rate - CDI | Dec/23
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	3.00%	3.00%
Brazil, Brazil Real | Debentures [Member] | Bottom of range | Dec/23
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.00%
Brazil, Brazil Real | Debentures [Member] | Top of range | Dec/23
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.50%
Brazil, Brazil Real | Aircraft And Engine Acquisition [Member] | May/25
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	R$ 151,876	R$ 164,280
Borrowings, addition due to acquisitions		11,565
Borrowings, payments of principal		(21,052)
Borrowings, payments of interest		(10,241)
Interest costs incurred		7,649
Amortised cost		(325)
Total loans and financing		R$ 151,876	R$ 164,280
Brazil, Brazil Real | Aircraft And Engine Acquisition [Member] | Fixed interest rate -TJLP | May/25
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)		5.00%
Brazil, Brazil Real | Aircraft And Engine Acquisition [Member] | Bottom of range | SELIC | May/25
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)		2.80%
Brazil, Brazil Real | Aircraft And Engine Acquisition [Member] | Top of range | May/25
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)		5.50%
Brazil, Brazil Real | Aircraft and Engine Loan One | Mar/27
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	116,374
Borrowings, payments of principal	(32,606)
Borrowings, payments of interest	(5,901)
Interest costs incurred	6,341
Amortised cost	122
Total loans and financing	R$ 84,330	R$ 116,374
Brazil, Brazil Real | Aircraft and Engine Loan One | Bottom of range | Mar/27
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%
Brazil, Brazil Real | Aircraft and Engine Loan One | Top of range | Mar/27
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.30%
Brazil, Brazil Real | Aircraft and Engine Loan Two | May/25
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	R$ 35,502
Borrowings, payments of principal	5,880
Borrowings, payments of interest	4,060
Interest costs incurred	2,436
Amortised cost	40
Total loans and financing	R$ 28,038	R$ 35,502
Brazil, Brazil Real | Aircraft and Engine Loan Two | Bottom of range | SELIC | May/25
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	2.80%
Brazil, Brazil Real | Aircraft and Engine Loan Two | Top of range | SELIC | May/25
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	5.50%